Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of the impact of adoption of IFRS 16 on the consolidated balance sheet
The impact of the adoption of IFRS 16 on affected lines of the consolidated balance sheet at 1 July 2019 is as follows:

	30 June 2019 £ million	IFRS 16 impact £ million	1 July 2019 £ million
Non-current assets
Property, plant and equipment	4,455	236	4,691
Other financial assets	404	1	405
Current assets
Trade and other receivables	2,694	(2)	2,692

Current liabilities
Other financial liabilities	(307)	(64)	(371)
Trade and other payables	(4,202)	13	(4,189)
Non-current liabilities
Other financial liabilities	(124)	(187)	(311)
Provisions	(317)	3	(314)

Schedule of reconciliation of differences between the operating lease commitments disclosed under IAS 17 and the lease liabilities under IFRS 16
A reconciliation of differences between the operating lease commitments disclosed under IAS 17 and disclosed in note 19(b) of Diageo’s 2019 Annual Report and the lease liabilities under IFRS 16, at 1 July 2019, is as follows:

£ million
Operating lease commitments at 30 June 2019	(321)
Leases expiring within a year of 1 July 2019	19
Low value assets	11
Impact of discounting	40
Total additional lease liabilities recognised on adoption of IFRS 16	(251)
Finance lease liabilities at 30 June 2019	(128)
Total lease liabilities at 1 July 2019	(379)
Total lease liabilities at 1 July 2019 - current	(107)
Total lease liabilities at 1 July 2019 - non-current	(272)

Schedule of movement in right-of-use assets
b) Movement in right-of-use assets

	Land and buildings £ million	Plant and equipment £ million	Under construction £ million	Total £ million
At 30 June 2019(i)	2	228	—	230
Adoption of IFRS16	173	63	—	236
Adjusted balance at 1 July 2019	175	291	—	466
Exchange differences	(3)	2	—	(1)
Additions	150	24	32	206
Disposals	(2)	—	—	(2)
Depreciation(ii)	(51)	(41)	—	(92)
At 30 June 2020	269	276	32	577
(i) In the year ended 30 June 2019 and 30 June 2018, only leases that met the criteria of finance leases under IAS 17 - Leases were capitalised and included in property, plant and equipment.
(ii) In the year ended 30 June 2019 depreciation on assets held under finance leases was £12 million

Schedule of lease liabilities
c) Lease liabilities

	2020 £ million	2019 £ million
Current lease liabilities	(106)	(43)
Non-current lease liabilities	(364)	(85)
	(470)	(128)

(i)
In the year ended 30 June 2019, the group only recognised lease liabilities in relation to leases that were classified as finance leases under IAS 17 - Leases. The lease liabilities were presented as part of the group’s net borrowings in the year ended 30 June 2019.